                   ------------------------------------------

                        Semiannual Report April 30, 1999

                   ------------------------------------------

                              O P P E N H E I M E R
                                      World
                                    Bond Fund

                                    [GRAPHIC]

                                     [LOGO]

                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

Contents

3  President's Letter

5  An Interview with Your Fund's Manager

11 Financial Statements

39 Officers and Trustees

40 Information and Services

Report highlights
--------------------------------------------------------------------------------

o The Fund's U.S. Treasury and mortgage bond investments helped offset some of the volatility experienced in Latin American bonds.

o The Fund benefited from timely investments in rebounding Asian markets, and in high-yielding bonds from Asian, Eastern European and African countries.

Cumulative Total Returns
For the 6-Month Period
Ended 4/30/99

Class A
Without             With
Sales Chg.(1)       Sales Chg.(2)
------------------------------------
3.77%               -1.16%
------------------------------------

Class B
Without             With
Sales Chg.(1)       Sales Chg.(2)
------------------------------------
3.37%               -1.59%
------------------------------------

Class C
Without             With
Sales Chg.(1)       Sales Chg.(2)
------------------------------------
3.38%               2.39%
------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 4.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the applicable contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2  Oppenheimer World Bond Fund

Dear shareholder,
--------------------------------------------------------------------------------

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
World Bond Fund

According to popular belief, the last six months have been particularly favorable for the financial markets.

      The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)

      Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.

      Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. In fact, the Federal Reserve Board recently indicated its readiness to raise short-term interest rates as an inflation-fighting measure. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.

                                                                  (over, please)

1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


3  Oppenheimer World Bond Fund

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.

      Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 21, 1999


4  Oppenheimer World Bond Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer World Bond Fund perform during the six-month period that ended April 30, 1999?

Financial difficulties in emerging markets created a volatile environment for global bonds during the period. Nevertheless, the Fund managed to avoid some of the more serious pitfalls of the fixed income markets. In particular, we were able to anticipate negative market reactions to Brazil's January currency devaluation, as well as identify some rewarding fixed income investments in fiscally sound emerging markets throughout the rest of the world.

What developments made this such a challenging period for the Fund?

In mid-1998, the value of many corporate and emerging market bonds, along with most stocks, dropped over fears that the financial crisis in Asia and the August 1998 collapse of the Russian economy signaled slowing global growth. At the start of the reporting period, global financial markets were just beginning to recover. The turnaround was sparked by a surprise cut in government lending rates by the U.S. Federal Reserve Board (the Fed). By indicating the Fed's willingness to act decisively to avoid a U.S. recession, the move bolstered investor confidence around the world.

      The rally faltered in mid-December, when Brazil's rising deficit and declining economic growth raised concerns that Latin America's largest economy might be forced to devalue its currency. The Latin American bond market began to fall, dropping even more sharply when Brazil did devalue its currency in January 1999.

"We added significantly to our Asian and Latin American holdings. These investments enabled us to participate in the emerging market recovery that followed."

Effective May 20, 1999, Art Steinmetz became the Portfolio Manager of the Fund.


5  Oppenheimer World Bond Fund

Avg Annual Total Returns(1)
For the Periods Ended 3/31/99

Class A
1 year     5 year     10 year
-------------------------------
-8.35%     4.93%      6.92%
-------------------------------

Cumulative Total Returns
For the Period from 4/27/98
to 3/31/99(1)

                      Since
                    Inception
-------------------------------
Class B              -9.32%
-------------------------------
Class C              -5.95%
-------------------------------

An interview with your Fund's manager
--------------------------------------------------------------------------------

However, the impact of Brazil's devaluation on developed and other emerging markets proved surprisingly mild, because the U.S. economy remained strong and some Asian markets showed early signs of recovery. From late January through the end of the period, emerging market bonds out-performed all other fixed income asset classes.

How did you manage the Fund in light of these events?

We strive to offer an income advantage over U.S. government securities alone by investing in a diverse range of bonds and currencies around the world. As a result, widespread global turmoil substantially affects the Fund's performance. Nevertheless, careful analysis of market risks and allocation of the Fund's assets among promising bond sectors helped enable us to capitalize on some emerging market opportunities.

      Recognizing that the Fed's October rate cut was likely to boost investor confidence, we added significantly to our Asian and Latin American holdings at that time. These investments helped enable us to participate in the emerging market recovery that followed. For example, we established a large position in Korean bonds during the last few months of 1998, the value of which rose sharply in early 1999 on the strength of positive Korean economic data.

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A average annual total returns include the current maximum initial sales charge of 4.75%. Class A shares were first publicly offered on 11/23/88 as a closed-end fund. Effective April 24, 1998, the Fund began operating as an open-end fund. Class B and Class C returns are cumulative total returns and have an inception date of 4/27/98. Class B return includes the applicable contingent deferred sales charge of 5% (1-year). Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


6  Oppenheimer World Bond Fund

We sold many of our Latin American bonds in mid-December out of concern regarding Brazil's growing economic difficulties. We also adopted a number of hedging techniques to protect the value of our remaining Latin American investments. These hedges included "short" positions against the Brazilian currency. A short position is one that rises in value when the underlying security falls in value, and vice versa. When the Brazilian currency was devalued in January, the value of the currency dropped while that of our short positions rose. In addition, our position in U.S. government securities, including both Treasuries and mortgage instruments, helped offset some of January's weakness in Latin American bonds.

      During the remainder of the period, the Fund benefited from our investments in selected emerging markets securities throughout Asia, Eastern Europe and Africa. We focused on high-yielding bonds in what we considered to be fiscally sound countries, such as, India, Bulgaria and the Ivory Coast that we believed were unlikely to be adversely affected by the recession in Brazil.

Did any developments prove disappointing?

After the Fed's rate hike in October, the strength of the U.S. dollar versus European currencies hurt returns from our European bond investments. The dollar's strength was caused by several factors, including the strength of the underlying U.S. economy and discord among members of the newly created European Union. However, we believe that the dollar is unlikely to continue its rise. As European economic growth gains momentum, we expect these investments to benefit.


7  Oppenheimer World Bond Fund

An interview with your Fund's manager
--------------------------------------------------------------------------------

What is your outlook for the coming months?

We are cautiously optimistic regarding global bonds in the coming months. While uncertainties still abound, early signs of recovery can be seen in many areas of the world. Despite Brazil's problems, we believe there may be attractive growth prospects for other emerging economies in the region, such as Mexico, Panama, Peru, Argentina and Chile. We will watch for attractive investment opportunities in these markets. Europe, as we mentioned, appears to be entering a major growth cycle, and several Asian markets have demonstrated resilience in recent months. We will continue to focus on markets with healthy economies that we think have strong potential for growth.

      At the same time, we see little prospect for an acceleration of global inflation. Since an environment of continuing low interest rates generally favors long-term bond investments, we plan to look for investment opportunities among longer-term instruments, including U.S. Treasuries, whenever price fluctuations offer what we believe is an attractive entry point.


8  Oppenheimer World Bond Fund

Regional Allocation(2)

[GRAPHIC]

United States/
Canada                 42.3%
Latin America          17.4
Europe                 14.1
Asia                   13.3
Middle East/Africa      8.2
Emerging Europe         4.7

Standardized Yields(3)
For the 30 Days Ended 4/30/99
------------------------------
Class A                8.98%
------------------------------
Class B                8.55
------------------------------
Class C                8.90
------------------------------

Whatever economic conditions develop, we will remain dedicated to the principle of broad diversification, seeking attractive investments among both established and emerging markets throughout the world. By balancing the relative stability of developed markets with the above-average growth potential of emerging markets, we strive to limit risk and increase opportunities for attractive returns. That's what makes Oppenheimer World Bond Fund part of The Right Way to Invest.

 Top 10 Country Holdings(2)
---------------------------------------------
 United States                         41.2%
---------------------------------------------
 Brazil                                6.0
---------------------------------------------
 Germany                               4.9
---------------------------------------------
 Indonesia                             3.8
---------------------------------------------
 Mexico                                3.1
---------------------------------------------
 Turkey                                3.1
---------------------------------------------
 Italy                                 3.0
---------------------------------------------
 Argentina                             2.4
---------------------------------------------
 Algeria                               2.0
---------------------------------------------
 India                                 2.0
---------------------------------------------

2. Portfolio is subject to change. Percentages are as of April 30, 1999, and are based on total market value of investments.
3. Standardized yield is based on net investment income for the 30-day period ended April 30, 1999. Falling share prices will tend to artificially raise yields.


9  Oppenheimer World Bond Fund

Financials
--------------------------------------------------------------------------------


10  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Face             Market Value
                                                                                   Amount(1)        See Note 1
================================================================================================================
Mortgage-Backed Obligations--15.7%
----------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6, Cl. A5, 7.438%, 11/13/26(2)                         $    200,000     $    200,500
----------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. E, 7.50%, 3/1/11(3)                                   190,000          170,466
----------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 28.374%, 12/25/20(3)(4)                6,208,300           95,065
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg
Obligations, Gtd. Multiclass Mtg. Participation Certificates,
Series 1343, Cl. LA, 8%, 8/15/22                                                        229,000          239,662
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg
Investment Conduit Pass-Through Certificates, Series 2054,
Cl. TE, 6.25%, 4/15/24                                                                  109,000          107,263
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 197, Cl. IO, 9.572%, 4/1/28(4)                                                 1,432,830          433,207
Series 199, Cl. IO, 20.835%, 8/1/28(4)                                                1,351,969          395,240
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Mtg.-Backed Certificates:
11.50%, 1/1/18                                                                           47,893           52,994
13%, 5/1/19                                                                             240,440          276,425
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%, 3/1/28                                        2,320,702        2,306,268
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1992-162, Cl. C, 7%, 10/25/21                  350,000          354,154
----------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. C, 8.053%, 7/25/06(2)(3)                            200,000          184,688
----------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7.50%, 5/15/24                                                                           38,868           40,145
7.50%, 1/15/26                                                                          314,232          324,064
11%, 10/20/19                                                                            62,869           70,811
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl. E, 7.432%, 3/15/06(2)(3)                              553,342          466,364
----------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(5)                                 250,000          200,000
----------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                   106,044           98,050
----------------------------------------------------------------------------------------------------------------
Salomon Brothers, Inc., Series 1997-TZH, Cl. D, 7.902%, 3/25/22(3)                       50,000           49,500
----------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through
Certificates, Series 1995-C4, Cl. E, 8.703%, 6/25/26(2)(3)                              100,000           93,031
                                                                                                    ------------
Total Mortgage-Backed Obligations (Cost $6,020,393)                                                    6,157,897


                         11  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                   Face             Market Value
                                                                                   Amount(1)        See Note 1
================================================================================================================
U.S. Government Obligations--16.7%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS:
5.565%, 2/15/19(6)                                                                 $  3,000,000     $    913,602
5.836%, 8/15/20(6)                                                                    2,325,000          647,011
5.84%, 11/15/26(6)                                                                    4,410,000          884,756
5.994%, 11/15/18(6)                                                                   5,000,000        1,546,075
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.875%, 2/15/04(7)(8)(9)                                          2,500,000        2,564,845
                                                                                                    ------------
Total U.S. Government Obligations (Cost $6,721,659)                                                    6,556,289
================================================================================================================
Foreign Government Obligations--34.6%
----------------------------------------------------------------------------------------------------------------
Argentina--2.4%
Argentina (Republic of) Bonds:
8.80%, 7/21/03(2)                                                                       330,000          314,820
Bonos de Consolidacion de Deudas, Series I, 2.878%, 4/1/07(2)(ARP)                      554,963          410,928
----------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Series PBA1, 2.878%, 4/1/07(2)(ARP)                   276,435          191,451
----------------------------------------------------------------------------------------------------------------
City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04(ARP)                               10,000            9,041
                                                                                                    ------------
                                                                                                         926,240
----------------------------------------------------------------------------------------------------------------
Brazil--3.6%
Brazil (Federal Republic of) Bonds, 11.625%, 4/15/04                                     65,000           63,050
----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds, 8%, 4/15/14(8)                       723,145          504,394
----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Interest Due & Unpaid Bonds,
6.063%, 1/1/01(2)                                                                       880,680          838,848
                                                                                                    ------------
                                                                                                       1,406,292
----------------------------------------------------------------------------------------------------------------
Bulgaria--1.2%
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer
Bonds, Tranche A, 2.50%, 7/28/12(10)                                                    760,000          462,650
----------------------------------------------------------------------------------------------------------------
Canada--1.0%
Canada (Government of) Bonds, Series J24, 10.25%, 2/1/04(CAD)                           490,000          409,878
----------------------------------------------------------------------------------------------------------------
Costa Rica--0.1%
Banco Central Costa Rica Interest Claim Bonds, Series A,
5.869%, 5/21/05(2)                                                                       51,888           50,526
----------------------------------------------------------------------------------------------------------------
Denmark--0.6%
Denmark (Kingdom of) Bonds:
5%, 8/15/05(DKK)                                                                      1,175,000          177,959
7%, 12/15/04(DKK)                                                                       410,000           68,189
                                                                                                    ------------
                                                                                                         246,148
----------------------------------------------------------------------------------------------------------------
France--1.9%
France (Government of) Bonds, Obligations Assimilables du Tresor,
6.50%, 10/25/06(EUR)                                                                    102,140          128,061
----------------------------------------------------------------------------------------------------------------
France (Government of) Debs., Obligations Assimilables du Tresor,
7.75%, 10/25/05(EUR)                                                                    461,310          607,616
                                                                                                    ------------
                                                                                                         735,677


                         12  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   Face             Market Value
                                                                                   Amount(1)        See Note 1
----------------------------------------------------------------------------------------------------------------
Germany--3.5%
Germany (Republic of) Bonds:
6.25%, 4/26/06(DEM)                                                                     145,460     $    179,160
6.75%, 7/15/04(DEM)                                                                      75,000           92,605
7.50%, 9/9/04(EUR)                                                                      574,598          731,545
----------------------------------------------------------------------------------------------------------------
Germany (Republic of) Nts., Series 98, 4%, 3/17/00(EUR)                                 360,605          386,101
                                                                                                    ------------
                                                                                                       1,389,411
----------------------------------------------------------------------------------------------------------------
Great Britain--0.6%
United Kingdom Treasury Bonds:
8.50%, 12/7/05(GBP)                                                                      25,000           48,476
10%, 9/8/03(GBP)                                                                        100,000          192,246
                                                                                                    ------------
                                                                                                         240,722
----------------------------------------------------------------------------------------------------------------
Indonesia--0.4%
PT Bank Negara Indonesia Sr. Unsec. Nts., 7.625%, 2/15/07                               230,000          155,250
----------------------------------------------------------------------------------------------------------------
Italy--3.0%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
9.50%, 2/1/06(EUR)                                                                      555,000          788,562
10.50%, 9/1/05(ITL)                                                                     260,810          382,460
                                                                                                    ------------
                                                                                                       1,171,022
----------------------------------------------------------------------------------------------------------------
Ivory Coast--1.3%
Ivory Coast (Government of) Front Loaded Interest
Reduction Bonds:
2%, 3/29/18(10)(FRF)                                                                  2,215,000           88,865
2%, 3/29/18(10)                                                                         715,000          185,900
----------------------------------------------------------------------------------------------------------------
Ivory Coast (Government of) Past Due Interest Bonds,
Series F, 1.90%, 3/29/18(10)(FRF)                                                     5,211,375          239,546
                                                                                                    ------------
                                                                                                         514,311
----------------------------------------------------------------------------------------------------------------
Jordan--1.0%
Hashemite (Kingdom of Jordan) Disc. Bonds, 6%, 12/23/23(2)                              680,000          402,900
----------------------------------------------------------------------------------------------------------------
Mexico--1.9%
Bonos de la Tesoreria de la Federcion, Zero Coupon,
33.535%, 6/3/99(6)(MXP)                                                               3,386,000          359,691
----------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos Debs., 14.50%, 3/31/06(3)(GBP)                                      100,000          198,848
----------------------------------------------------------------------------------------------------------------
United Mexican States Treasury Bills, Zero Coupon,
20.997%, 7/22/99(6)(MXP)                                                              1,709,450          176,551
                                                                                                    ------------
                                                                                                         735,090
----------------------------------------------------------------------------------------------------------------
Moldova--0.2%
Moldova (Republic of) Bonds, 9.875%, 6/13/02                                            185,000           73,075


                         13  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                Face                Market Value
                                                                                Amount(1)           See Note 1
----------------------------------------------------------------------------------------------------------------
Morocco--0.3%
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 2.318%, 1/1/09(2)(JPY)                                                    20,238,095     $    122,608
----------------------------------------------------------------------------------------------------------------
New Zealand--1.5%
New Zealand (Government of) Bonds:
8%, 11/15/06(NZD)                                                                       195,000          124,737
10%, 3/15/02(NZD)                                                                       745,000          471,421
                                                                                                    ------------
                                                                                                         596,158
----------------------------------------------------------------------------------------------------------------
Nigeria--1.0%
Nigeria (Federal Republic of) Promissory Nts.,
Series RC, 5.092%, 1/5/10                                                               642,661          412,049
----------------------------------------------------------------------------------------------------------------
Norway--1.4%
Norway (Government of) Bonds, 9.50%, 10/31/02(NOK)                                    3,790,000          561,227
----------------------------------------------------------------------------------------------------------------
Panama--0.5%
Panama (Republic of) Nts., 7.875%, 2/13/02                                               50,000           48,740
----------------------------------------------------------------------------------------------------------------
Panama (Republic of) Past Due Interest Debs., 5.41%, 7/17/16(2)                         187,127          146,661
                                                                                                    ------------
                                                                                                         195,401
----------------------------------------------------------------------------------------------------------------
Peru--1.6%
Peru (Republic of) Sr. Nts., Zero Coupon, 4.534%, 2/28/16(6)                          1,285,639          623,149
----------------------------------------------------------------------------------------------------------------
Russia--0.4%
Russia (Government of) Unsec. Bonds, 11%, 7/24/18                                       440,000          165,000
----------------------------------------------------------------------------------------------------------------
Slovakia--0.8%
Vodohospodarska Vystavba Gtd. Nts., 7.25%, 12/19/06                                     140,000          107,450
----------------------------------------------------------------------------------------------------------------
Vseobenona Uverova Banka Unsec. Sub. Nts., 6.80%, 12/28/06(2)(3)                        380,000          188,100
                                                                                                    ------------
                                                                                                         295,550
----------------------------------------------------------------------------------------------------------------
South Africa--0.0%
South Africa (Republic of) Bonds, Series 150, 12%, 2/28/05(ZAR)                             190               28
----------------------------------------------------------------------------------------------------------------
Spain--1.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
8.80%, 4/30/06(EUR)                                                                     180,000          248,713
10%, 2/28/05(EUR)                                                                       180,000          254,911
                                                                                                    ------------
                                                                                                         503,624
----------------------------------------------------------------------------------------------------------------
Sweden--0.4%
Sweden (Kingdom of) Bonds, Series 1033, 10.25%, 5/5/03(SEK)                           1,000,000          149,151
----------------------------------------------------------------------------------------------------------------
Turkey--1.3%
Turkey (Republic of) Treasury Bills:
Series 5B, Zero Coupon, 74.116%, 6/23/99(6)(TRL)                                128,598,944,788          294,242
Series 6B, Zero Coupon, 79.45%, 9/15/99(6)(TRL)                                 101,454,432,475          198,486
                                                                                                    ------------
                                                                                                         492,728


                         14  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   Face             Market Value
                                                                                   Amount(1)        See Note 1
----------------------------------------------------------------------------------------------------------------
Ukraine--0.5%
Ukraine (Government of) Bonds, 16.75%, 10/20/00                                    $    294,831     $    188,692
----------------------------------------------------------------------------------------------------------------
Venezuela--0.4%
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds,
Series A, 6%, 3/31/07(2)                                                                190,476          147,143
----------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Unsec. Bonds, 13.625%, 8/15/18                                   15,000           14,138
                                                                                                    ------------
                                                                                                         161,281
----------------------------------------------------------------------------------------------------------------
Vietnam--0.5%
Vietnam (Government of) Bonds, 3%, 3/12/28(2)                                           740,000          215,525
                                                                                                    ------------
Total Foreign Government Obligations (Cost $13,714,236)                                               13,601,363
================================================================================================================
Loan Participations--4.1%
----------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Reprofiled Debt Loan Participation Nts.:
Tranche 1, 6%, 9/4/06(2)                                                                925,181          497,285
Tranche A, 6.75%, 3/4/00(2)                                                              40,000           36,000
----------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Unrestructured Nts., 6.615%, 1/22/01(3)(JPY)                   32,399,999          239,211
----------------------------------------------------------------------------------------------------------------
Jamaica (Government of) 1990 Refinancing Agreement Nts.,
Tranche A, 5.812%, 10/16/00(2)(3)                                                        43,750           41,125
----------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche B, 6.132%, 1/1/09(2)(3)                                                          58,823           50,882
----------------------------------------------------------------------------------------------------------------
PT Bank Negara Indonesia Gtd. Nts.:
Series 3 yr., 8.375%, 8/25/01(2)(3)                                                     180,000          111,600
Series 4 yr., 8.625%, 8/25/02(2)(3)                                                      90,000           53,100
----------------------------------------------------------------------------------------------------------------
PT Lippo Bank Nts.:
7.875%, 8/25/99(2)(3)                                                                    75,000           70,125
8.125%, 8/25/00(2)(3)                                                                   150,000          114,750
8.375%, 8/25/01(2)(3)                                                                   225,000          139,500
8.625%, 8/25/02(2)(3)                                                                    50,000           29,500
----------------------------------------------------------------------------------------------------------------
Trinidad & Tobago Loan Participation Agreement,
Tranche A, 1.087%, 9/30/00(2)(3)(JPY)                                                28,663,416          218,527
                                                                                                    ------------
Total Loan Participations (Cost $1,776,833)                                                            1,601,605
================================================================================================================
Corporate Bonds and Notes--7.2%
----------------------------------------------------------------------------------------------------------------
Chemicals--1.1%
Reliance Industries Ltd., 10.25% Unsec. Debs., Series B, 1/15/2097(2)                   520,000          420,484
----------------------------------------------------------------------------------------------------------------
Energy--0.8%
Empresa Elec del Norte Grande SA, 7.75% Bonds, 3/15/06(3)                               250,000          133,125
----------------------------------------------------------------------------------------------------------------
Moran Energy, Inc., 8.75% Cv. Sub. Debs., 1/15/08                                       200,000          179,896
                                                                                                    ------------
                                                                                                         313,021
----------------------------------------------------------------------------------------------------------------
Financial--4.4%
Bakrie Investindo, Zero Coupon Promissory Nts., 3/16/99(3)(11)(IDR)                 850,000,000           15,770
----------------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, 5% Sec. Nts., Series 661, 7/28/04(EUR)                       480,614          545,586
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.875% Sr. Unsec. Nts., 6/7/02(GBP)                    290,000          486,680


                         15  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                   Face             Market Value
                                                                                   Amount(1)        See Note 1
------------------------------------------------------------------------------------------------------------------
Financial  (continued)
FUJI Finance (Cayman), 5.80% Bonds, 8/29/49(2)(3)                                  $      230,000   $      169,050
------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04(3)(11)                      185,000           12,488
------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/18/03(3)(11)                                                                   50,000            6,500
20% Nts., 3/6/00(11)(IDR)                                                           1,000,000,000           16,080
24% Nts., 6/19/03(11)(IDR)                                                            492,900,000            7,926
------------------------------------------------------------------------------------------------------------------
Sakura Capital Funding, 5.954% Gtd. Nts., 8/29/49(2)(5)                                   185,000          148,925
------------------------------------------------------------------------------------------------------------------
SanLuis Corp., SA DE CV, 8.875% Unsec. Sr. Nts., 3/18/08                                  190,000          166,725
------------------------------------------------------------------------------------------------------------------
Sumitomo Bank International Finance NV, 6.48% Nts., 6/29/49(2)(3)                         185,000          170,200
                                                                                                    --------------
                                                                                                         1,745,930
------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.0%
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/95(11)                      2,000               --
------------------------------------------------------------------------------------------------------------------
Housing--0.2%
Internacional de Ceramica SA, 9.75% Unsec. Unsub. Nts., 8/1/02(5)                          90,000           77,625
------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--0.5%
Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(12)(DEM)                                200,000           74,107
------------------------------------------------------------------------------------------------------------------
NTL, Inc., 9.50% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(GBP)                             65,000          105,703
                                                                                                    --------------
                                                                                                           179,810
------------------------------------------------------------------------------------------------------------------
Transportation--0.2%
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(5)                           192,214           99,471
                                                                                                    --------------
Total Corporate Bonds and Notes (Cost $3,360,835)                                                        2,836,341

                                                                                   Shares
==================================================================================================================
Common Stocks--0.1%
------------------------------------------------------------------------------------------------------------------
Air New Zealand Ltd., Cl. B                                                                24,000           50,362
------------------------------------------------------------------------------------------------------------------
Optel, Inc.(13)                                                                                45               --
                                                                                                    --------------
Total Common Stocks (Cost $65,398)                                                                          50,362

                                                                                   Units
==================================================================================================================
Rights, Warrants and Certificates--0.1%
------------------------------------------------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp. 6/99(3)                                                 500                5
------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/03(3)                                                                                  325                1
Exp. 9/04(3)                                                                                  350              394
------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/05(3)                                                   495            7,857
------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/07(3)                                           50              606
------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06(3)                                         100            1,717
------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(3)                                                 172            9,460
------------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/05(3)                                                       640            7,680
                                                                                                    --------------
Total Rights, Warrants and Certificates (Cost $2,231)                                                       27,720


                         16  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               Face                 Market Value
                                                                               Amount(1)            See Note 1
================================================================================================================
Structured Instruments--14.4%
----------------------------------------------------------------------------------------------------------------
Citibank (New York), El Salvador Colon Linked Nts.,
9.40%, 7/28/99                                                                 $        275,000     $    275,302
----------------------------------------------------------------------------------------------------------------
Citibank (New York), Mexican Peso Linked Nts., 22.50%, 7/29/99                          155,117          156,125
----------------------------------------------------------------------------------------------------------------
Citibank (New York), Venezuelan Bolivar Linked Nts.:
34.80%, 5/11/99                                                                         140,000          136,258
74.62% 5/11/99                                                                          150,000          147,148
----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Greek Drachma Linked Nts.,
9.70%, 5/25/99(3)(GRD)                                                               92,542,025          298,799
----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Turkish Lira O/N Linked Nts.,74%, 5/17/99(TRL)                117,148,011,000          296,185
----------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, GKO Linked Nts.,
Zero Coupon, 5/19/99(3)(11)(RUR)                                                      1,760,000            2,137
----------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Hungarian Forint Linked Nts.,
16%, 5/25/99                                                                            149,925          145,802
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Russian S-Account Credit Linked
Nts., Zero Coupon, 1/20/99(3)(11)(RUR)                                                1,400,000               28
----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc., Turkish Lira Linked Nts.,
83%, 7/22/99                                                                            270,000          262,478
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Brazil Nota do Banco Central ED Linked Nts.,
Zero Coupon, 17.954%, 6/15/99(6)                                                        280,000          273,787
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Brazilian Linked Nts.:
12.401%, 7/6/99(6)                                                                      460,000          444,972
14.001%, 5/4/99(6)                                                                      185,000          184,902
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Egyptian Pound Linked Nts., 9.50%, 5/28/99                               515,000          508,665
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Israeli Shekel Linked Nts., 12%, 6/7/99                                  260,000          252,268
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Lebanese Pound Linked Nts., 10.40%, 5/28/99                              170,000          169,832
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Slovak Koruna Linked Nts., 12.80%, 5/10/99                               150,000          142,308
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Turkey External Credit Linked Nts., 7.75%, 5/13/99                       150,000          149,648
----------------------------------------------------------------------------------------------------------------
Salomon, Inc., Venezuelan Bolivar Linked Nts., 22.52%, 5/10/99                          290,000          285,050
----------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Indian Rupee/Japanese Yen Linked Nts.:
16.80%, 11/8/99(14)                                                                     170,000          169,643
18.25%, 5/8/00(14)                                                                      170,000          169,184
----------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Indonesian Rupiah Linked Nts.:
27.17%, 10/19/99                                                                        160,000          176,048
33%, 12/15/99                                                                           160,000          186,688
33.50%, 4/5/00                                                                          320,000          376,160
----------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippine Peso/Singapore Dollar
Linked Nts., 16.30%, 7/12/99                                                            270,000          275,643
----------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, South Korean Won/Japanese Yen
Linked Nts., 10.55%, 11/8/99(14)                                                        170,000          168,300
                                                                                                    ------------
Total Structured Instruments (Cost $5,937,600)                                                         5,653,360


                         17  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                       Market Value
                                                                Date       Strike       Contracts      See Note 1
===================================================================================================================
Call Options Purchased--0.3%
------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization
Bonds, Cl. C, 8%, 4/15/14 Call Opt.                              6/99       67.00%             359     $    13,489
------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Disc. Bonds,
Series DL, 5.938%, 12/18/07 Call Opt.                            6/99       71.75              642          56,250
------------------------------------------------------------------------------------------------------------------
Canadian Dollar Call Opt.(3)                                     5/99       1.487(CAD)     345,000           4,657
------------------------------------------------------------------------------------------------------------------
European Monetary Unit Call Opt.                                 6/99       1.075(EUR)     500,000           4,536
------------------------------------------------------------------------------------------------------------------
European Monetary Unit Call Opt.                                 7/99       1.075(EUR)     490,000           6,694
------------------------------------------------------------------------------------------------------------------
European Monetary Unit Call Opt.                                 7/99       1.085(EUR)     490,000           3,406
------------------------------------------------------------------------------------------------------------------
European Monetary Unit Call Opt.(3)                              7/99       1.095(EUR)     490,000           2,940
------------------------------------------------------------------------------------------------------------------
Japanese Yen Call Opt.                                           5/99      117.80(JPY)  94,000,000           3,572
------------------------------------------------------------------------------------------------------------------
Nikkei 225 Index Call Opt.                                       3/00      15,500(JPY)       1,081          19,847
------------------------------------------------------------------------------------------------------------------
Nikkei 225 Index Call Opt.                                       3/00      16,000(JPY)       1,000          15,860
                                                                                                       -----------
Total Call Options Purchased (Cost $112,307)                                                               131,251
==================================================================================================================
Put Options Purchased--0.3%
------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Capitalization Bonds,
8%, 4/15/14 Put Opt.                                             7/99       70.50%             197           9,467
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond
Index Plus Put Opt.(3)                                           5/99       99.65            1,390              46
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond
Index Put Opt.(3)                                                6/99      142.20              830           4,992
------------------------------------------------------------------------------------------------------------------
Russia (Government of) Unsec. Bonds,
11%, 7/24/18 Put Opt.(3)                                         5/99       20.00          570,000           1,054
------------------------------------------------------------------------------------------------------------------
Australian Dollar Put Opt.(3)                                    6/99        .650(AUD)     755,000           3,616
------------------------------------------------------------------------------------------------------------------
European Monetary Unit Put Opt.(3)                               5/99       1.089(EUR)   2,455,000          73,895
------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar Put Opt.                                        1/00       7.894(HKD)   2,368,200           2,503
------------------------------------------------------------------------------------------------------------------
Saudi Riyal Put Opt.(3)                                          7/99        3.80(SAR)   1,063,860             322
                                                                                                       -----------
Total Put Options Purchased (Cost $204,388)                                                                 95,895

                                                                                      Face
                                                                                      Amount(1)
================================================================================================================
Repurchase Agreements--6.3%
----------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 4.86%, dated 4/30/99, to be repurchased at $2,493,009 on 5/3/99, collateralized by
U.S. Treasury Bonds, 6.375%--8.875%, 8/15/17--8/15/27, with
a value of $1,129,365, U.S. Treasury Nts., 6.25%--7%, 4/30/02--7/15/06,
with a value of $820,853, and U.S. Treasury Bills, 7/29/99--4/27/00,
with a value of $593,198 (Cost $2,492,000)                                            $2,492,000       2,492,000
----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $40,407,880)                                              99.8%     39,204,083
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                              0.2          84,897
                                                                                      ----------     -----------
Net Assets                                                                                 100.0%    $39,288,980
                                                                                      ==========     ===========


                         18  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                        Market Value          Percent
--------------------------------------------------------------------------------
United States                                      $16,151,355             41.2%
--------------------------------------------------------------------------------
Brazil                                               2,332,908              6.0
--------------------------------------------------------------------------------
Germany                                              1,934,998              4.9
--------------------------------------------------------------------------------
Indonesia                                            1,471,484              3.8
--------------------------------------------------------------------------------
Mexico                                               1,235,036              3.1
--------------------------------------------------------------------------------
Turkey                                               1,201,038              3.1
--------------------------------------------------------------------------------
Italy                                                1,171,023              3.0
--------------------------------------------------------------------------------
Argentina                                              926,240              2.4
--------------------------------------------------------------------------------
Venezuela                                              785,986              2.0
--------------------------------------------------------------------------------
Algeria                                                772,496              2.0
--------------------------------------------------------------------------------
India                                                  759,311              1.9
--------------------------------------------------------------------------------
France                                                 735,677              1.9
--------------------------------------------------------------------------------
New Zealand                                            646,519              1.6
--------------------------------------------------------------------------------
Peru                                                   623,149              1.6
--------------------------------------------------------------------------------
Norway                                                 561,226              1.4
--------------------------------------------------------------------------------
Ivory Coast                                            514,311              1.3
--------------------------------------------------------------------------------
Egypt                                                  508,666              1.3
--------------------------------------------------------------------------------
Spain                                                  503,624              1.3
--------------------------------------------------------------------------------
Japan                                                  488,175              1.2
--------------------------------------------------------------------------------
Bulgaria                                               462,650              1.2
--------------------------------------------------------------------------------
Slovakia                                               437,858              1.1
--------------------------------------------------------------------------------
Nigeria                                                412,049              1.1
--------------------------------------------------------------------------------
Canada                                                 411,595              1.1
--------------------------------------------------------------------------------
Jordan                                                 402,900              1.0
--------------------------------------------------------------------------------
Greece                                                 298,799              0.8
--------------------------------------------------------------------------------
Philippines                                            275,643              0.7
--------------------------------------------------------------------------------
El Salvador                                            275,303              0.7
--------------------------------------------------------------------------------
Israel                                                 252,268              0.6
--------------------------------------------------------------------------------
Denmark                                                246,147              0.6
--------------------------------------------------------------------------------
Great Britain                                          240,722              0.6
--------------------------------------------------------------------------------
Trinidad & Tobago                                      218,527              0.6
--------------------------------------------------------------------------------
Vietnam                                                215,525              0.6
--------------------------------------------------------------------------------
Panama                                                 195,401              0.5
--------------------------------------------------------------------------------
Ukraine                                                188,692              0.5
--------------------------------------------------------------------------------


                         19  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Geographic Diversification  (continued)           Market Value          Percent
--------------------------------------------------------------------------------
Morocco                                            $   173,491              0.4%
--------------------------------------------------------------------------------
Lebanon                                                169,832              0.4
--------------------------------------------------------------------------------
Korea, Republic of (South)                             168,300              0.4
--------------------------------------------------------------------------------
Russia                                                 168,220              0.4
--------------------------------------------------------------------------------
Sweden                                                 149,151              0.4
--------------------------------------------------------------------------------
Hungary                                                145,802              0.4
--------------------------------------------------------------------------------
Chile                                                  133,125              0.3
--------------------------------------------------------------------------------
Poland                                                  74,107              0.2
--------------------------------------------------------------------------------
Moldova                                                 73,075              0.2
--------------------------------------------------------------------------------
Costa Rica                                              50,526              0.1
--------------------------------------------------------------------------------
Jamaica                                                 41,125              0.1
--------------------------------------------------------------------------------
South Africa                                                28              0.0
                                                   -----------           ------
Total                                              $39,204,083            100.0%
                                                   ===========           ======

1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP--Argentine Peso                  ITL--Italian Lira
AUD--Australian Dollar               JPY--Japanese Yen
CAD--Canadian Dollar                 MXP--Mexican Peso
DEM--German Mark                     NOK--Norwegian Krone
DKK--Danish Krone                    NZD--New Zealand Dollar
EUR--Euro                            RUR--Russian Ruble
FRF--French Franc                    SAR--Saudi Riyal
GBP--British Pound Sterling          SEK--Swedish Krona
GRD--Greek Drachma                   TRL--Turkish Lira
HKD--Hong Kong Dollar                ZAR--South African Rand
IDR--Indonesian Rupiah
2. Represents the current interest rate for a variable rate security.
3. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $526,021 or 1.34% of the Fund's net assets as of April 30, 1999.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Securities with an aggregate market value of $325,575 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.


                         20  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                      Contracts/Face
                                      Subject to       Expiration  Exercise       Premium     Market Value
                                      Call/Put         Date        Price          Received    See Note 1
----------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of)
Capitalization Bonds
8%, 4/15/14 Call Option               $  197,000       7/15/99         70.50%     $ 10,460        $  9,960
----------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of)
Capitalization Bonds,Cl. C,
8%, 4/15/14, Put Option                  359,000        6/7/99         62.00         6,268           3,172
----------------------------------------------------------------------------------------------------------
Bulgaria (Republic of)
Interest Arrears Bonds, 5.875%,
7/28/11 Put Option                       425,000        6/7/99         64.25         6,161           3,825
----------------------------------------------------------------------------------------------------------
Venezuela (Republic of)
Disc. Bonds, Series DL, 5.938%,
12/18/07 Call Option                     643,000        6/7/99         71.75        45,129          54,078
----------------------------------------------------------------------------------------------------------
Australian Dollar Call Option            755,000       6/25/99         1.504AUD      3,435           7,430
----------------------------------------------------------------------------------------------------------
Canadian Dollar Put Option               345,000        5/7/99         1.520CAD        567              --
----------------------------------------------------------------------------------------------------------
European Monetary Unit
Put Option                               500,000       6/24/99         1.035EUR      2,264           2,501
----------------------------------------------------------------------------------------------------------
European Monetary Unit
Put Option                               490,000        7/2/99         1.035EUR      2,739           2,734
----------------------------------------------------------------------------------------------------------
European Monetary Unit
Put Option                               490,000       7/15/99         1.050EUR      4,363           5,390
----------------------------------------------------------------------------------------------------------
European Monetary Unit
Put Option                               490,000       7/28/99         1.050EUR      4,756           5,907
----------------------------------------------------------------------------------------------------------
Mexican Peso Call Option               7,287,955       5/27/99         9.984MXP      3,811          44,726
----------------------------------------------------------------------------------------------------------
Mexican Peso Call Option               1,640,000       7/22/99        10.250MXP     10,256          12,000
----------------------------------------------------------------------------------------------------------
Mexican Peso Put Option                3,190,000       10/8/99        11.000MXP      7,163           1,318
----------------------------------------------------------------------------------------------------------
Mexican Peso Put Option                9,130,000       9/23/99        11.000MXP     30,876           2,416
----------------------------------------------------------------------------------------------------------
Nikkei 225 Index Put Option                1,081       3/10/00     1,000.000JPY      6,945           4,043
----------------------------------------------------------------------------------------------------------
Nikkei 225 Index Put Option                1,000       3/10/00       700.000JPY      7,609           5,190
----------------------------------------------------------------------------------------------------------
Polish Zloty Put Option                  586,980       5/17/99         3.913PLZ      3,645           3,141
                                                                                  --------        --------
                                                                                  $156,447        $167,831
                                                                                  ========        ========

9. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.
10. Represents the current interest rate for an increasing rate security.
11. Non-income producing--issuer is in default.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Non-income producing security.
14. When-issued security to be delivered and settled after April 30, 1999.

See accompanying Notes to Financial Statements.


                         21  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==========================================================================================
Assets
Investments, at value (cost $40,407,880)--see accompanying statement          $ 39,204,083
------------------------------------------------------------------------------------------
Cash                                                                                16,144
------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency
exchange contracts--Note 5                                                          27,855
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                 1,190,356
Interest, dividends and principal paydowns                                         535,383
Closed foreign currency exchange contracts                                          35,883
Shares of beneficial interest sold                                                  10,306
Other                                                                                1,665
                                                                              ------------
Total assets                                                                    41,021,675
==========================================================================================
Liabilities
Unrealized depreciation on foreign currency
exchange contracts--Note 5                                                          66,081
------------------------------------------------------------------------------------------
Options written, at value (premiums received $156,447)--
see accompanying statement--Note 7                                                 167,831
------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $510,000 purchased
on a when-issued basis)--Note 1                                                  1,010,414
Dividends                                                                          217,787
Trustees' compensation--Note 1                                                      88,743
Shares of beneficial interest redeemed                                              56,849
Shareholders reports                                                                41,716
Closed foreign currency exchange contracts                                          21,673
Distribution and service plan fees                                                  19,705
Transfer and shareholder servicing agent fees                                       12,539
Custodian fees                                                                       8,234
Daily variation on futures contracts--Note 6                                         2,969
Other                                                                               18,154
                                                                              ------------
Total liabilities                                                                1,732,695
==========================================================================================
Net Assets                                                                    $ 39,288,980
                                                                              ============
==========================================================================================
Composition of Net Assets
Par value of shares of capital stock                                          $     54,038
------------------------------------------------------------------------------------------
Additional paid-in capital                                                      49,656,256
------------------------------------------------------------------------------------------
Undistributed net investment income                                                 50,611
------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions                                               (9,203,389)
------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation
assets and liabilities denominated in foreign currencies                        (1,268,536)
                                                                              ------------
Net assets                                                                    $ 39,288,980
                                                                              ============


                         22  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

=============================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $37,044,725 and 5,095,385 shares of beneficial interest outstanding)                 $7.27
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                $7.63

---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,510,509 and 207,521 shares of beneficial interest outstanding)                    $7.28

---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$733,746 and 100,939 shares of beneficial interest outstanding)                         $7.27

See accompanying Notes to Financial Statements.


                         23  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==========================================================================================
Investment Income
Interest (net of foreign withholding taxes of $7,413)                         $  2,212,790
------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $115)                                   635
                                                                              ------------
Total income                                                                     2,213,425
==========================================================================================
Expenses
Management fees--Note 4                                                            150,685
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                               65,481
------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                             43,408
Class B                                                                              6,402
Class C                                                                              4,412
------------------------------------------------------------------------------------------
Shareholder reports                                                                 50,328
------------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                      24,061
------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                         17,404
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         16,040
------------------------------------------------------------------------------------------
Registration and filing fees                                                         6,602
------------------------------------------------------------------------------------------
Insurance expenses                                                                   1,058
------------------------------------------------------------------------------------------
Other                                                                                8,890
                                                                              ------------
Total expenses                                                                     394,771
Less expenses paid indirectly--Note 4                                               (3,645)
                                                                              ------------
Net expenses                                                                       391,126
==========================================================================================
Net Investment Income                                                            1,822,299
==========================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments (including premiums on options exercised)                           (1,450,495)
Closing of futures contracts                                                      (102,051)
Closing and expiration of option contracts written--Note 7                          49,435
                                                                              ------------
Net realized loss                                                               (1,503,111)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                        718,255
Translation of assets and liabilities denominated in foreign currencies            431,049
                                                                              ------------
Net change                                                                       1,149,304
                                                                              ------------
Net realized and unrealized loss                                                  (353,807)
==========================================================================================
Net Increase in Net Assets Resulting from Operations                          $  1,468,492
                                                                              ============

See accompanying Notes to Financial Statements.


                         24  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Six Months Ended    Year Ended
                                                                           April 30, 1999      October 31,
                                                                           (Unaudited)         1998
===========================================================================================================
Operations
Net investment income                                                      $  1,822,299        $  4,368,356
-----------------------------------------------------------------------------------------------------------
Net realized loss                                                            (1,503,111)         (3,053,977)
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                         1,149,304          (2,480,858)
                                                                           ------------        ------------
Net increase (decrease) in net assets resulting from operations               1,468,492          (1,166,479)
===========================================================================================================
Dividends to Shareholders
Dividends from net investment income:
Class A                                                                      (1,739,079)         (3,921,503)
Class B                                                                         (52,864)             (8,405)
Class C                                                                         (36,069)             (6,104)
-----------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                              --            (313,635)
Class B                                                                              --              (7,511)
Class C                                                                              --              (4,729)
===========================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                                      (1,569,608)        (10,446,596)
Class B                                                                         586,580             963,214
Class C                                                                         161,688             600,668
===========================================================================================================
Net Assets
Total decrease                                                               (1,180,860)        (14,311,080)
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                          40,469,840          54,780,920
                                                                           ------------        ------------
End of period (including undistributed net investment
income of $50,611 and $56,324, respectively)                               $ 39,288,980        $ 40,469,840
                                                                           ============        ============

See accompanying Notes to Financial Statements.


                         25  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                           Class A
                                                           ------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           April 30,
                                                           1999              Year Ended October 31,
                                                           (Unaudited)       1998           1997
===========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                       $     7.33        $     8.28     $     8.31
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .33               .72            .72
Net realized and unrealized gain (loss)                          (.06)             (.97)          (.08)
                                                           ----------        ----------     ----------
Total income (loss) from investment
operations                                                        .27              (.25)           .64

-----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                             (.33)             (.64)          (.67)
Tax return of capital distribution                                 --              (.06)            --
                                                           ----------        ----------     ----------
Total dividends and distributions
to shareholders                                                  (.33)             (.70)          (.67)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     7.27        $     7.33     $     8.28
                                                           ==========        ==========     ==========
Market value, end of period                                       N/A               N/A     $     8.06
                                                           ==========        ==========     ==========
===========================================================================================================
Total Return, at Net Asset Value(2)                              3.77%            (3.25)%         7.94%
===========================================================================================================
Total Return, at Market Value(3)                                  N/A               N/A          16.42%
===========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $   37,045        $   38,950     $   54,781
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   38,354        $   48,542     $   55,339
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                            9.11%(5)          8.94%          8.65%
Expenses(6)                                                      1.92%(5)          1.56%          1.20%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                        152%              344%           289%

1. For the period from April 27, 1998 (inception of offering) to October 31,
1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Prior to April 27, 1998, the Fund operated as a closed-end investment company and total return was calculated based on market value.
3. Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Total returns are not annualized for periods of less than one full year.


                         26  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                               Class B                     Class C
                                               -----------------------------   ---------------------       ----------------------
                                                                               Six Months                  Six Months
                                                                               Ended        Period         Ended       Period
                                                                               April 30,    Ended          April 30,   Ended
                                                                               1999         Oct. 31,       1999        Oct. 31,
                                               1996      1995       1994       (Unaudited)  1998(1)        (Unaudited) 1998(1)
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $   7.91  $   7.93   $   8.54   $   7.34     $  8.15        $ 7.33      $ 8.15
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .73       .71        .69        .30         .25           .31         .34
Net realized and unrealized gain (loss)             .34      (.05)      (.61)      (.06)       (.73)         (.07)       (.83)
                                               --------  --------   --------   --------     -------        ------      ------
Total income (loss) from investment
operations                                         1.07       .66        .08        .24        (.48)          .24        (.49)
                                                                                                                       ------
-----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.67)     (.68)      (.68)      (.30)       (.27)         (.30)       (.27)
Tax return of capital distribution                   --        --       (.01)        --        (.06)           --        (.06)
                                               --------  --------   --------   --------     -------        ------      ------
Total dividends and distributions
to shareholders                                    (.67)     (.68)      (.69)      (.30)       (.33)         (.30)       (.33)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   8.31  $   7.91   $   7.93   $   7.28     $  7.34        $ 7.27      $ 7.33
                                               ========  ========   ========   ========     =======        ======      ======
Market value, end of period                    $   7.50  $   7.00   $   7.00        N/A         N/A           N/A         N/A
                                               ========  ========   ========   ========     =======        ======      ======
=============================================================================================================================
Total Return, at Net Asset Value(2)               14.14%     8.81%      0.98%      3.37%      (5.93)%        3.38%      (6.09)%
=============================================================================================================================
Total Return, at Market Value(3)                  16.40%     9.09%     (4.84)%      N/A         N/A           N/A         N/A
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $ 54,962  $ 52,340   $ 52,439   $  1,511     $   933        $  734      $  587
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 53,309  $ 51,207   $ 54,380   $  1,294     $   340        $  891      $  253
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              9.04%     9.20%      8.90%      8.28%(5)   10.97%(4)(5)   8.20%(5)    9.24%(4)(5)
Expenses(6)                                        1.28%     1.24%      1.24%      2.65%(5)    2.74%(4)(5)   2.65%(5)    2.62%(4)(5)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                          261%      344%       316%       152%        344%          152%        344%

4. This information may not be representative of future ratios.
5. Annualized.
6. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities and mortgage dollar rolls) for the period ended April 30, 1999 were $47,965,130 and $56,102,352, respectively. Prior to the period ended October 31, 1996, purchases and sales of investment securities included mortgage dollar rolls.

See accompanying Notes to Financial Statements.


                         27  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer World Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.


                         28  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Structured Notes. The Fund invests in foreign currency-linked structured notes whereby the market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the six months ended April 30, 1999, the market value of these securities comprised an average of 14% of the Fund's net assets, and resulted in realized and unrealized losses of $605,334.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of April 30, 1999, the Fund had entered into outstanding when-issued or forward commitments of $510,000.

            In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 1999, securities with an aggregate market value of $60,929, representing 0.16% of the Fund's net assets, were in default.


                         29  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

            The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of October 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $7,574,000, which expires between 2002 and 2006.


                         30  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 1999, a provision of $10,933 was made for the Fund's projected benefit obligations and payments of $1,928 were made to retired trustees, resulting in an accumulated liability of $87,131 as of April 30, 1999.

            The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year that the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.


                         31  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the six months ended April 30, 1999 were as follows:

                          Six Months Ended April 30, 1999   Year Ended October 31, 1998
                          -------------------------------   ---------------------------
                          Shares        Amount              Shares         Amount
---------------------------------------------------------------------------------------
Class A:
Sold                       218,360      $  1,597,821           286,833     $  2,178,396
Dividends reinvested        75,480           551,371            74,607          566,615
Redeemed                  (510,531)       (3,718,800)       (1,664,869)     (13,191,607)
                          --------      ------------        ----------     ------------
Net decrease              (216,691)     $ (1,569,608)       (1,303,429)    $(10,446,596)
                          ========      ============        ==========     ============
---------------------------------------------------------------------------------------
Class B:
Sold                       138,650      $  1,016,040           131,607     $    995,498
Dividends reinvested         4,621            33,814             1,934           14,358
Redeemed                   (62,910)         (463,274)           (6,381)         (46,642)
                          --------      ------------        ----------     ------------
Net increase                80,361      $    586,580           127,160     $    963,214
                          ========      ============        ==========     ============
---------------------------------------------------------------------------------------
Class C:
Sold                        65,506      $    482,993           118,968     $    899,891
Dividends reinvested         2,039            14,878               738            5,675
Redeemed                   (46,736)         (336,183)          (39,576)        (304,898)
                          --------      ------------        ----------     ------------
Net increase                20,809      $    161,688            80,130     $    600,668
                          ========      ============        ==========     ============


                         32  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

As of April 30, 1999, net unrealized depreciation on investments and options written of $1,215,181 was composed of gross appreciation of $1,001,423, and gross depreciation of $2,216,604.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.58% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended April 30, 1999 was 0.75% of average annual net assets for each class of shares.

            The Manager acts as the accounting agent for the Fund at an annual fee of $18,000, plus out-of-pocket costs and expenses reasonably incurred.

            For the six months ended April 30, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $30,955, of which $12,532 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $3,006, $23,702 and $1,819. The amount paid to an affiliated broker/dealer for Class B shares was $1,878. During the six months ended April 30, 1999, OFDI received contingent deferred sales charges of $1,133 for Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.


                         33  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates  (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1999, OFDI retained $6,003 and $3,479, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of April 30, 1999, OFDI had incurred excess distribution and servicing costs of $51,844 for Class B and $6,804 for Class C.

================================================================================
5. Foreign Currency Contracts

A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

            The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

            The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

            Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.


                         34  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
As of April 30, 1999, the Fund had outstanding foreign currency contracts as follows:

                                              Contract
                                Expiration    Amounts        Valuation as of    Unrealized      Unrealized
Contract Description            Dates         (000s)         April 30, 1999     Appreciation    Depreciation
------------------------------------------------------------------------------------------------------------
Contracts to Purchase
Australian Dollar (AUD)         5/24/99          965 AUD     $ 639,262          $19,990         $    --
British Pound Sterling (GBP)    5/26/99           90 GBP       144,866               --             947
Euro (EUR)                      5/17/99-
                                7/16/99        1,544 EUR     1,640,968               --          36,059
Japanese Yen (JPY)               6/9/99       87,700 JPY       738,397            3,821              --
                                                                                -------         -------
                                                                                 23,811          37,006
                                                                                -------         -------
Contracts to Sell
Australian Dollar (AUD)         5/12/99          135 AUD        89,474               --           3,735
British Pound Sterling (GBP)    5/26/99          165 GBP       265,616            2,576             ---
Canadian Dollar (CAD)            7/9/99          195 CAD       133,964               --           3,722
New Zealand Dollar (NZD)        5/24/99        1,145 NZD       640,890               --          21,618
Norwegian Krone (NOK)           6/28/99        2,308 NOK       304,728            1,468              --
                                                                                -------         -------
                                                                                  4,044          29,075
                                                                                -------         -------
Total Unrealized Appreciation and Depreciation                                  $27,855         $66,081
                                                                                =======         =======

================================================================================
6. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.


                         35  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
6. Futures Contracts  (continued)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

            Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark-to-market for variation margin.

            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 1999, the Fund had outstanding futures contracts as follows:

                                                                                     Unrealized
                                   Expiration     Number of      Valuation as of     Appreciation
Contract Description               Date           Contracts      April 30, 1999      (Depreciation)
---------------------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Treasury Bonds, 30 yr.        6/99           2              $240,375            $(5,875)
Contracts to Sell
U.S. Treasury Nts., 10 yr.         6/99           1               114,688                938
                                                                                     -------
                                                                                     $(4,937)
                                                                                     =======


                         36  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

            The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

            Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

            Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

            The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 1999, was as follows:

                            Call Options                    Put Options
                            ----------------------------    ----------------------------
                            Number of       Amount of       Number of       Amount of
                            Options         Premiums        Options         Premiums
----------------------------------------------------------------------------------------
Options outstanding
as of October 31, 1998       216,915,000    $     53,812         600,989    $     46,740
Options written              295,809,598         119,756     232,994,537         131,945
Options closed or expired   (288,011,000)        (85,260)   (217,522,044)        (54,019)
Options exercised           (215,030,000)        (25,677)       (848,440)        (30,850)
                            ------------    ------------    ------------    ------------
Options outstanding
as of April 30, 1999           9,683,598    $     62,631      15,225,042    $     93,816
                            ============    ============    ============    ============


                         37  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
8. Illiquid and Restricted Securities

As of April 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 1999, was $3,441,721, which represents 8.76% of the Fund's net assets.

================================================================================
9. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the six months ended April 30, 1999.

================================================================================
10. Subsequent Event

Effective May 20, 1999, Art Steinmetz became the Portfolio Manager of the Fund.


                         38  Oppenheimer World Bond Fund

--------------------------------------------------------------------------------
Oppenheimer World Bond Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees      Leon Levy, Chairman of the Board of Trustees
                           Donald W. Spiro, Vice Chairman of the Board of
                             Trustees
                           Bridget A. Macaskill, Trustee and President
                           Robert G. Galli, Trustee
                           Benjamin Lipstein, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Pauline Trigere, Trustee
                           Clayton K. Yeutter, Trustee
                           Ashwin K. Vasan, Vice President
                           Brian W. Wixted, Treasurer
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Andrew J. Donohue, Secretary
                           Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor         OppenheimerFunds, Inc.

================================================================================
Distributor                OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder   OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of               The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors       KPMG LLP

================================================================================
Legal Counsel              Gordon Altman Butowsky Weitzen Shalov & Wein

                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                           This is a copy of a report to shareholders of Oppenheimer World Bond Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer World Bond Fund. For material information concerning the Fund, see the Prospectus.

                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                         39  Oppenheimer World Bond Fund

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RS0705.001.0499  June 29, 1999